================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-1A

                  REGISTRATION STATEMENT (NO. 333-63579) UNDER

                          THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No. 3
                   Post-Effective Amendment No. ___________

                                      and

                  REGISTRATION STATEMENT (811-09005) UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                            VANGUARD MASSACHUSETTS
                               TAX-EXEMPT FUNDS
        (Exact Name of Registrant as Specified in Declaration of Trust)


                                 P.O. Box 2600
                            Valley Forge, PA 19482
                    (Address of Principal Executive Office)

                 Registrant's Telephone Number (610) 669-1000



                          R. Gregory Barton, Esquire
                                 P.O. Box 876
                            Valley Forge, PA 19482

                It is proposed that this filing become effective

                             on December 9, 1998.


                 Approximate Date of Proposed Public Offering:

  As soon as practicable after this Registration Statement becomes effective.

     REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A) MAY DETERMINE.


     We have elected to register an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.

================================================================================

                    VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

                             CROSS REFERENCE SHEET





Form N-1A
Item Number                                                       Location in Prospectus
 Item 1.       Front and Back Cover Pages ......................  Front and Back Cover Pages
 Item 2.       Risk/Return Summary: Investments, Risks,
               and Performance .................................  Fund Profile
 Item 3.       Risk/Return Summary: Fee Table ..................  Fee Table
 Item 4.       Investment Objectives, Principal Investment
               Strategies, and Related Risks ...................  Fund Profile; A Word About Risk; Who
                                                                  Should Invest; Primary Investment
                                                                  Strategies;
 Item 5.       Management's Discussion of Fund Performance......  Not Applicable
 Item 6.       Management, Organization, and Capital
               Structure .......................................  The Fund and Vanguard; Investment
                                                                  Adviser
 Item 7.       Shareholder Information .........................  Share Price; Dividends, Capital Gains,
                                                                  and Taxes; Investing with Vanguard
 Item 8.       Distribution Arrangements .......................  Not Applicable
 Item 9.       Financial Highlights Information ................  Not Applicable
Form N-1A                                                         Location in Statement
Item Number                                                       of Additional Information
 Item 10.      Cover Page and Table of Contents ................  Cover Page; Table of Contents
 Item 11.      Fund History ....................................  Description of the Trust
 Item 12.      Description of the Fund and its Investments
               and Risks .......................................  Investment Policies; Description of
                                                                  the Trust; and Fundamental Investment
                                                                  Limitations
 Item 13.      Management of the Fund ..........................  Management of the Trust
 Item 14.      Control Persons and Principal Holders
               of Securities ...................................  Management of the Trust
 Item 15.      Investment Advisory and Other Services ..........  Investment Advisory Services
 Item 16.      Brokerage Allocation and Other Practices ........  Portfolio Transactions
 Item 17.      Capital Stock and Other Securities ..............  Description of the Trust
 Item 18.      Purchase, Redemption, and Pricing of Shares .....  Purchase of Shares; Redemption of Shares;
                                                                  and Share Price
 Item 19.      Taxation of the Fund ............................  Description of the Trust
 Item 20.      Underwriters ....................................  Not Applicable
 Item 21.      Calculation of Performance Data .................  Yield & Total Return
 Item 22.      Financial Statements ............................  Statement of Assets and Liabilities

VANGUARD MASSACHUSETTS TAX-EXEMPT FUND

Prospectus
December 9, 1998
A Federal and Massachusetts State Tax-Exempt Income Mutual Fund

  CONTENTS
 1 Fund Profile
 2 Additional Information
 2 An Introduction to Tax-Exempt Investing
 3 A Word About Risk
 3 Who Should Invest
 4 Primary Investment Strategies
 7 The Fund and Vanguard
 7 Investment Adviser
 8 Year 2000 Challenge
 8 Dividends, Capital Gains, and Taxes
 9 Share Price
10 Investing with Vanguard
10 Services and Account Features
11 Types of Accounts
11 Buying Shares
13 Redeeming Shares
16 Transferring Registration
16 Fund and Account Updates
Glossary (inside back cover)

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objective, risks, and strategies of Vanguard Massachusetts Tax-Exempt Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE

The following profile summarizes key features of Vanguard Massachusetts Tax-Exempt Fund.

INVESTMENT OBJECTIVE
Massachusetts Tax-Exempt Fund is a municipal bond fund that seeks to provide a high level of income which is exempt from both federal and Massachusetts personal income taxes. The Fund is intended for Massachusetts residents only.

INVESTMENT STRATEGIES
The Fund invests primarily in high-quality municipal bonds issued by Massachusetts state and local governments and regional governmental authorities. While it may invest in bonds of any maturity, the Fund is expected to maintain an average maturity of between 15 and 25 years. For more information on security selection, see page 5.

PRIMARY RISKS

The Fund is subject to several risks, any of which could cause investors to lose money. These include:
\ \ State specific risk, which is the chance that the Fund, because it invests primarily in securities issued by Massachusetts and its municipalities, is more vulnerable to unfavorable developments in Massachusetts than funds that invest in municipal bonds of many states.
\ \ Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally high for longer-term bonds.
\ \ Income risk,which is the chance that falling interest rates will cause the Fund's income--and thus its total return--to decline. Income risk is generally low for longer-term bonds.
\ \ Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call" --or repay--a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income--and the potential for taxable capital gains. Call risk is generally high for longer-term bonds.
\ \ Credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.
\ \ Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
\ \ Concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few securities. The Fund is considered non-diversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared to other mutual funds.

                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in fund expenses can, over time, have a dramatic effect on a fund's performance.

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year. The Fund has no operating history; actual operating expenses could be different.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None
Sales Charge (Load) Imposed on Reinvested Dividends:      None
Redemption Fees:                                          None
Exchange Fees:                                            None

                                PLAIN TALK ABOUT
                                 FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. We expect the Fund's expense ratio for the current fiscal year to be
 .20%, or $2.00 per $1,000 of average net assets. The average tax-exempt bond mutual fund had expenses in 1997 of 1.03%, or $10.30 per $1,000 of average net assets, according to Lipper Analytical Services, which reports on the mutual fund industry.


ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                          o%
12b-1 Distribution Fees:                                                    None
Other Expenses:                                                               o%
  TOTAL OPERATING EXPENSES:                                                   o%


  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over one-year and three-year periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses match our estimates for the Fund's first year of operations. The results apply whether or not you redeem your investment at the end of each period.

        -----------------------------------------------------------
              1 Year                                   3 Years
                $o                                        $o
        -----------------------------------------------------------

  THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS
Dividends are declared daily and paid on the first business day of each month; capital gains, if any, are paid annually in December

INVESTMENT ADVISER
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

INCEPTION DATE
December 3, 1998

SUITABLE FOR IRAS
No

MINIMUM INITIAL INVESTMENT
$3,000; $1,000 for custodial accounts for minors

NEWSPAPER ABBREVIATION
MATxEx

VANGUARD FUND NUMBER
168

CUSIP NUMBER
92204X108

TICKER SYMBOL
o

AN INTRODUCTION TO TAX-EXEMPT INVESTING

TAXABLE VERSUS TAX-EXEMPT FUNDS
Tax-exempt funds provide income that is exempt from federal taxes and, in the case of state tax-exempt funds, state taxes as well. These funds are usually best-suited for income-oriented investors in a high tax bracket. You may not always profit, however, from a tax-exempt investment. That is because the yields on tax-exempt bonds are typically lower than those on taxable bonds.
    To determine whether a state tax-exempt fund--such as Vanguard Massachusetts Tax-Exempt Fund--is more suitable for you than a taxable fund, you should compute the tax-exempt fund's taxable equivalent yield. This figure enables you to compare your potential return on a tax-exempt fund with the return on a taxable fund.
    To compute the taxable equivalent yield:
\ \ First figure out your effective state bracket. To do this, subtract your federal tax bracket from 100%; then multiply that number by your state bracket. For example, if you are in a 5.95% state tax bracket, and a 36% federal tax bracket, your effective state bracket would be 3.81% ([100% - 36%] x 5.95).

\ \ Then, add up your federal tax bracket and effective state bracket. This sum is your combined tax bracket. In this example, your combined tax bracket would be 39.81% (36% + 3.81%).
\ \ Finally, divide the tax-exempt fund's yield by the difference between 100% and your combined tax bracket. Continuing with this example, and assuming that you are considering a tax-exempt fund with a 5% yield, your taxable equivalent yield would be 8.31% (5% divided by {100% - 39.81%}).
    In this example, you would choose the state tax-exempt fund if its taxable equivalent yield of 8.31% were greater than the yield of a similar, though taxable, investment.
      Remember that we have used assumed tax brackets in this example. Make sure to verify your actual tax brackets--federal, state, and local (if any)--before calculating taxable equivalent yields of your own.

    THERE IS NO GUARANTEE THAT ALL OF A TAX-EXEMPT FUND'S INCOME WILL REMAIN EXEMPT FROM FEDERAL OR STATE INCOME TAXATION. INCOME FROM MUNICIPAL BONDS PURCHASED BY A TAX-EXEMPT FUND COULD BE DECLARED TAXABLE DUE TO UNFAVORABLE CHANGES IN TAX LAWS, ADVERSE IRS INTERPRETATIONS, OR CERTAIN UNANTICIPATED CONDUCT OF THE BOND BENEFICIARY.

--------------------------------------------------------------------------------
A WORD ABOUT RISK

This prospectus describes the risks you would face as an investor in Vanguard Massachusetts Tax-Exempt Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in Vanguard Massachusetts Tax-Exempt Fund, you should also take into account your personal tolerance for the daily fluctuations of the bond market, as well as your need for current income.
    Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
--------------------------------------------------------------------------------

WHO SHOULD INVEST

The Fund may be a suitable investment for you if:
\ \ You are a Massachusetts resident in a high tax bracket.
\ \ You wish to add a municipal bond fund to your existing holdings, which could include other tax-exempt investments as well as taxable bond, money market, and investments.
\ \ You are looking for current income that is exempt from both federal and
    Massachusetts personal income taxes.
\ \ You are not looking for growth of capital over the long-term.
\ \ You are willing to accept significant fluctuations in the Fund's share price.

                                PLAIN TALK ABOUT
                             COSTS AND MARKET-TIMING

Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.

THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

                                PLAIN TALK ABOUT
                                MUNICIPAL BONDS

Municipal bonds are securities issued by state and local governments and regional governmental authorities as a way of raising money for public construction projects (for example, highways, airports, housing); for operating expenses; or for loans to public institutions and facilities.

                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you would be able to sell your 5% bond for more than you paid.

PRIMARY INVESTMENT STRATEGIES

This section explains the strategies that the investment adviser uses in pursuit of the Fund's objective, a high level of income that is exempt from both federal and Massachusetts personal income taxes. In addition, this section discusses several important risks--income risk, interest rate risk, call risk, manager risk, and credit risk--faced by investors in the Fund. The Fund's Board of Trustees oversees the management of the Fund, and may change the investment strategies in the interests of shareholders.

MARKET EXPOSURE
The Fund's primary strategy is to invest in Massachusetts state and local municipal bonds.

[FLAG] THE FUND IS SUBJECT TO INCOME RISK, WHICH IS THE POSSIBILITY THAT THE
       FUND'S DIVIDENDS (INCOME) WILL DECLINE DUE TO FALLING INTEREST RATES. INCOME RISK IS GENERALLY GREATEST FOR SHORT-TERM BONDS AND LEAST FOR LONG-TERM BONDS.

    Changes in interest rates can affect bond prices as well as bond income.

[FLAG] THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE POSSIBILITY THAT
       BOND PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS DUE TO RISING INTEREST RATES. INTEREST RATE RISK GENERALLY IS HIGHEST FOR FUNDS THAT INVEST IN LONGER-TERM BONDS.

    In the past, bond investors have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.
    Because the Massachusetts Tax-Exempt Fund invests mainly in bonds, changes in interest rates will have a significant impact on the value of the Fund's assets. To illustrate how much of an impact, the following table shows the effect of a 1% change and a 2% change (both up and down) in interest rates on a bond with a face value of $1,000, similar to those that will be purchased by the Fund.

--------------------------------------------------------------------------------
                      HOW INTEREST RATE CHANGES AFFECT THE
                          VALUE OF A $1,000 INVESTMENT
--------------------------------------------------------------------------------
                            AFTER A 1%    AFTER A 1%    AFTER A 2%    AFTER A 2%
YIELD/AVERAGE MATURITY      INCREASE       DECREASE      INCREASE      DECREASE
--------------------------------------------------------------------------------
4.94%/9.2 years               $920          $1,067         $856         $1,150
--------------------------------------------------------------------------------

    These figures are for illustration only; you should not regard them as an indication of future returns from the municipal bond market as a whole or this Fund in particular.
    While falling interest rates tend to strengthen bond prices, they can cause another sort of problem for bond fund investors--bond calls.

[FLAG] THE FUND IS SUBJECT TO CALL RISK, WHICH IS THE POSSIBILITY THAT DURING
       PERIODS OF FALLING INTEREST RATES A BOND ISSUER WILL "CALL"--OR REPAY--A HIGH-YIELDING BOND BEFORE ITS MATURITY DATE. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME--AND THE POTENTIAL FOR TAXABLE CAPITAL GAINS.

SECURITY SELECTION
Vanguard Fixed Income Group, adviser to the Fund, uses a "top down" approach to select securities for purchase by the Fund. The adviser sets, and continually adjusts, a duration target for the Fund based upon expectations about the direction of interest rates and other economic factors. The adviser then seeks out securities offering the greatest relative value within the Fund's targeted duration.
    The Fund invests primarily in high-grade bonds issued by the Commonwealth of Massachusetts, its local governments, and public financing authorities. The Fund may also invest in municipal bonds issued by certain U.S. territories, and up to 20% of the Fund's assets may be invested in securities that are subject to the alternative minimum tax.

[FLAG] THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE POSSIBILITY THAT THE
       ADVISER WILL DO A POOR JOB OF SELECTING SECURITIES.

    At least 75% of the Fund's assets will be invested in high-grade municipal bonds, which are municipal bonds that have been rated in one of the three highest rating categories by an independent bond-rating agency. Up to 25% of the Fund's assets may be invested in bonds that have been rated in the fourth highest rating category. Within that 25%, up to 5% may be invested in lower rated securities or securities that are unrated.

[FLAG] THE FUND IS SUBJECT TO CREDIT RISK, WHICH IS THE POSSIBILITY THAT A BOND
       ISSUER WILL FAIL TO REPAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

  The Fund tries to minimize credit risk by investing mostly in high-grade securities and by continuously monitoring the credit quality of its holdings. However, the Fund may hold onto bonds that have been downgraded, even if they are no longer eligible for purchase by the Fund.
    The Fund is allowed to invest in bonds of any maturity. However, the Fund is expected to maintain an average maturity of between 15 and 25 years.

                                PLAIN TALK ABOUT
                                 CALLABLE BONDS

Although bonds are issued with clearly defined maturities, a bond issuer may be able to redeem, or call, a bond earlier than its maturity date. The bond holder must now replace the called bond with a bond that may have a lower yield than the original. One way for bond investors to protect themselves against call risk is to purchase a bond early in its lifetime, when it is less likely to be called. Another way is to buy bonds with call protection--that is, assurance that a bond will not be called for a specific time period, such as ten years.

                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade."

                                PLAIN TALK ABOUT
                            ALTERNATIVE MINIMUM TAX

Certain tax-exempt bonds whose proceeds are used to fund private, for-profit organizations are subject to the alternative minimum tax (AMT)--a special tax system designed to ensure that individuals pay at least some federal taxes. Although AMT bond income is exempt from federal income tax, a very limited number of taxpayers who have many tax deductions may have to pay alternative minimum tax on the income from bonds considered "tax-preference items."

                                PLAIN TALK ABOUT
                                BOND MATURITIES

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

TURNOVER RATE
Although the Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long the securities have been held. Longer-term bonds will mature--and need to be replaced--less frequently than shorter-term bonds. As a result, longer-term bond funds tend to have lower turnover rates than shorter-term bond funds.

OTHER INVESTMENT POLICIES AND RISKS

Besides investing in Massachusetts-issued bonds, the Fund may make certain other kinds of investments to achieve its objective.

[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES.

    The Fund may invest, to a limited extent, in bond (interest rate) futures and options contracts, and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. This Fund will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The value of all futures and options contracts in which the Fund acquires an interest cannot exceed 20% of total assets.

    The reasons for which the Fund will invest in futures and options are:
\ \ To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
\ \ To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
    Under unusual circumstances, such as a national financial emergency or a temporary decline in the availability of Massachusetts obligations, up to 20% of the Fund's assets may be invested in securities, such as short-term municipal securities issued outside of Massachusetts or certain taxable fixed-income securities, that generate income subject to Massachusetts state or federal personal income taxes.

                                PLAIN TALK ABOUT
                                  DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.

    In addition, the Fund may purchase tax-exempt securities on a "when-issued" basis. With "when-issued" securities, the Fund agrees to buy securities at a certain price, even if the market price of the securities at the time of delivery is higher or lower than the agreed-upon purchase price.
    The Fund may, from time to time, take temporary defensive measures--such as holding cash reserves without limit--that are inconsistent with the Fund's primary investment strategies, in response to adverse market, economic, political, or other conditions. In taking such measures, the Fund may not achieve its investment objective.

THE FUND AND VANGUARD

The Vanguard Massachusetts Tax-Exempt Fund is a member of The Vanguard Group, a family of more than 30 investment companies with more than 100 distinct investment portfolios holding assets worth more than $410 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
    Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

INVESTMENT ADVISER

Vanguard Fixed Income Group (the "Group"), P.O. Box 2600, Valley Forge, PA 19482, provides advisory services on an at-cost basis to the Massachusetts Tax-Exempt Fund.
    The Fund has authorized the Group to choose brokers or dealers to handle the purchase and sale of securities for the Fund, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. The Fund may direct the Group to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund. However, the Group will not pay higher commissions specifically for the purpose of obtaining research services. When the Fund purchases a newly-issued security at a fixed price, the Group may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of their compensation directly to the Fund to offset its management expenses.

                                PLAIN TALK ABOUT
                                VANGUARD'S UNIQUE
                               CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER

Vanguard Fixed Income Group provides investment advisory services to many Vanguard funds; as of September 30, 1998, the Group managed more than $o.
    The individuals responsible for overseeing the implementation of the Fund's investment strategy are:
    IAN A. MACKINNON, Managing Director of Vanguard; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.
    CHRISTOPHER M. RYON, CFA, Principal, and (since 1998) Fund Manager of the Massachusetts Tax-Exempt Fund; has worked in investment management since 1985. B.S., Villanova University; M.B.A, Drexel University.

YEAR 2000 CHALLENGE

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.
    The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.
    In addition to taking every reasonable step to secure out internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Fund's operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.
    However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on the Fund's business, operations, or financial condition. Additionally, the Fund's performance could be hurt if a computer system failure at a company or governmental unit affects the price of securities the Fund owns.

                                PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your share of income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.

DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund's dividends accrue daily. On the first business day of every month, the Fund distributes to shareholders virtually all of its tax-exempt interest income to its shareholders. Any capital gains realized from the sale of the Fund's holdings are distributed annually in December. You can receive distributions of income or capital gains in cash, or you can have them automatically invested in more shares of a Fund. In either case, dividend distributions are expected to be free from federal, Massachusetts, and (to the extent relevant) municipal personal income taxes. On the other hand, distributions of capital gains will be taxable to most shareholders regardless of whether they are reinvested or paid in cash. It is important to note that distributions of capital gains (but not dividends) that are declared in December--if paid to you by the end of January--are taxed as if they had been paid to you in December. The income dividends you receive from the Fund are expected to be exempt from federal income taxes.

    If you have chosen to receive dividend and/or capital gains distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, we will change the distribution option so that all dividends and other distributions are automatically invested in additional shares. We will not pay interest on uncashed distribution checks.

\ \ The short-term capital gains that you receive are taxable to you as ordinary dividend income for federal income tax purposes.

\ \ Any distributions of net long-term capital gains by the Fund are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund.

\ \ Although the Fund does not seek to realize capital gains, such gains are realized from time to time as by-products of the ordinary investment activities of the Fund. Keep in mind, however, that capital gains are not expected to be a significant part of the Fund's investment return.

\ \ If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

\ \ Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well. For example, if you move from Massachusetts to another state, your Fund shares will become fully taxable.
    The tax information in this prospectus is provided as general information. You should consult your tax adviser about the tax consequences of an investment in the Fund.

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                    TOTAL ASSETS   -   LIABILITIES
             NET ASSET VALUE    =  --------------------------------
                                     NUMBER OF SHARES OUTSTANDING

  Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
    A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.
    The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is MATXEX.
    From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child?
  Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
  The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK GRAPHIC]. Please call us to request copies.

SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for the Fund unless you notify us otherwise.
--------------------------------------------------------------------------------
CHECKWRITING
Method for drawing money from your account by writing a check for $250 or more.
--------------------------------------------------------------------------------
VANGUARD DIRECT DEPOSIT SERVICE(TM) [BOOK GRAPHIC]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
VANGUARD AUTOMATIC EXCHANGE SERVICE(TM) [BOOK GRAPHIC]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS(R) [BOOK GRAPHIC]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS(TM) [BOOK GRAPHIC]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 [BOOK GRAPHIC]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange fund shares.
--------------------------------------------------------------------------------
ACCESS VANGUARD(R) www.vanguard.com [COMPUTER GRAPHIC]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send to you, by mail, an account access password that allows you to process the following financial and administrative transactions online:

\ \ Open a new account.*
\ \ Buy, sell or exchange shares of most funds.
\ \ Change your name/address.
\ \ Add/change fund options (including dividend options, Vanguard Fund
    Express(R), bank instructions, checkwriting, and Vanguard Automatic
    Exchange Service(TM)).
*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335 Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------
CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-662-2738 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOK GRAPHIC]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOK GRAPHIC]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

BUYING SHARES

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT TO...
Open a new account
$3,000.

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A NOTE ON LOW BALANCES
The Fund reserves the right to close any account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your account balance falls below $2,500. The fee is waived if your total Vanguard account assets are $50,000 or more.
--------------------------------------------------------------------------------
By Mail to... [ENVELOPE GRAPHIC]
open a new account
Complete and sign the application form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form.

Make your check payable to: The Vanguard Group--168

All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2600                455 Devon Park Drive
Valley Forge, PA 19482-2600  Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO... [TELEPHONE GRAPHIC]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is in place.

Vanguard Tele-Account                 Client Services
1-800-662-6273                        1-800-662-2739
*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you've requested a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE GRAPHIC]
Call Client Services to arrange your wire transaction.

Wire to:
FRB ABA 021001088
Marine Midland Bank, New York

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Massachusetts Tax-Exempt Fund--168
[Account number, or temporary number for a new account]
[Registered account owner]
[Registered address]
--------------------------------------------------------------------------------

  You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
  Keep in mind that if you buy or sell Fund shares through a registered broker/dealer or investment adviser, the broker/dealer or adviser may charge you a service fee.

--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES
It is important that you call Vanguard before you invest a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to refuse any purchase that will disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------

REDEEMING SHARES
This section describes how you can redeem--that is, sell or exchange--the Fund's shares.
When Selling Shares:
\ \ Vanguard sends the redemption proceeds to you or a designated third party.* \ \ You can sell all or part of your Fund shares at any time.

*Proceeds sent to third parties require a signature guarantee; see footnote on page 15.

When Exchanging Shares:
\ \ The redemption proceeds are used to purchase shares of a different Vanguard fund.
\ \ You must meet the receiving fund's minimum investment requirements.
\ \ Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
NOTE: Once a redemption is processed and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------
HOW TO REQUEST A REDEMPTION
You can request a redemption (that is, either a sale or exchange of shares) from your Fund account in any one of three ways: online, by telephone, or by mail. You can also sell shares by check.
--------------------------------------------------------------------------------
ONLINE REQUESTS [COMPUTER GRAPHIC]
ACCESS VANGUARD at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send you, by mail, an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).
NOTE: The Vanguard funds whose shares you cannot exchange online or by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE GRAPHIC]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell or exchange shares. You can exchange shares from this Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Vanguard Tele-Account        Client Services
1-800-662-6273               1-800-662-2739
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
  We reserve the right to refuse a telephone redemption if the caller is unable to provide:
  [CHECK MARK] The ten-digit account number.
  [CHECK MARK] The name and address exactly as registered on the account.
  [CHECK MARK] The primary Social Security or employer identification number as registered on the account.
  [CHECK MARK] The Personal Identification Number, if applicable.
  Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------

CHECK REQUESTS [CHECKBOOK GRAPHIC]
You can sell shares by writing a Checkwriting draft for $250 or more.
--------------------------------------------------------------------------------
A NOTE ON UNUSUAL CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE GRAPHIC]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Depending on your account registration type, additional documentation may be required.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2600                455 Devon Park Drive
Valley Forge, PA 19482-2600  Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division...

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS
It is important that you call Vanguard before you redeem a large dollar amount. We must consider the interests of all fund shareholders and so reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt the Fund's operation or performance.
  If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of three ways: check, wire (money market funds and daily dividend funds only), or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
CHECK REDEMPTIONS [CHECKBOOK GRAPHIC]
Normally, Vanguard will mail your check within two business days of a redemption.
--------------------------------------------------------------------------------
WIRE REDEMPTIONS [WIRE GRAPHIC]
The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.

For Money Market Funds:
For telephone requests made by 10:30 a.m. EST, the wire will arrive at your bank by the close of business that same day. Requests made by 4 p.m. EST will arrive at your bank by the close of business on the following business day.

For Daily Dividend Funds:
For telephone requests made by 4 p.m. EST, the wire will arrive at your bank by the close of business on the following business day.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:
--------------------------------------------------------------------------------
REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
  [CHECK MARK] Fund name and account number.
  [CHECK MARK] Amount of the transaction (in dollars or shares).
  [CHECK MARK] Signatures of all owners exactly as registered on the account. [CHECK MARK] Signature guarantees (if required).*
  [CHECK MARK] Any supporting legal documentation that may be required.
  [CHECK MARK] Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

  TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
\ \ You may make no more than two substantive "round trips" through the Fund during any 12-month period.
\ \ Your round trips through the Fund must be at least 30 days apart.
\ \ The Fund may refuse a share purchase at any time, for any reason.
\ \ Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the Fund.
--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------
ALL TRADES FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been received and a confirmation number assigned.
--------------------------------------------------------------------------------

TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 1110                455 Devon Park Drive
Valley Forge, PA 19482-1110  Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division...

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------

FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you clear, concise account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
  In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the markets, a report from the advisers, a listing of the Fund's holdings, and other financial statements.
  To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Investor Information Department at 1-800-662-7447.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOK GRAPHIC]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in January and July for the Fund.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend distributions, capital gains distributions, and proceeds from the sale of shares.
--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using the average cost single category method.
--------------------------------------------------------------------------------
CHECKWRITING STATEMENT
Sent monthly to shareholders using Vanguard's checkwriting option. Our clear, easy-to-use statement provides images of the front and back of each checkwriting draft paid in the previous month. This consolidated statement is sent instead of the original canceled drafts, which will not be returned.
--------------------------------------------------------------------------------

GLOSSARY OF INVESTMENT TERMS

ALTERNATIVE MINIMUM TAX (AMT)
A measure designed to assure that individuals pay at least a minimum amount of federal income taxes. Certain securities used to fund private, for-profit activities are subject to AMT.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

DURATION
A measure of the sensitivity of bond--and bond fund--prices to interest rate movements. For example, if a bond has a duration of two years, its price would fall by about 2% when interest rates rose one percentage point. On the other hand, the bond's price would rise by about 2% when interest rates fell by one percentage point.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

FIXED-INCOME SECURITIES
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

INSURED BONDS
Bonds whose payments of both principal and interest are guaranteed. The insurance does not guarantee the current market value of the bonds, only that bond payments will be made in a timely fashion and that principal will be repaid when the bond reaches maturity.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

INVESTMENT GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

MUNICIPAL BOND
A bond issued by a state or local government. Interest income from municipal bonds, and therefore interest income from municipal bond funds, is generally free from federal income taxes, as well as taxes in the state in which the bonds were issued.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[BOAT GRAPHIC]
THE VANGUARD GROUP(R)
   Post Office Box 2600
   Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about Vanguard Massachusetts Tax-Exempt Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.


The SAI is incorporated by reference into (and is thus legally a part of) this prospectus.


To receive a free copy of the latest annual or semiannual report (once they are available) or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

E-MAIL:
ONLINE@VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-662-2738

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Fund are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Fund's Investment Company Act
file number: o

(C) 1998 Vanguard Marketing
Corporation, Distributor.
All rights reserved.

P168N-12/09/1998

                                    PART B
             VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS (the "Trust")
                      STATEMENT OF ADDITIONAL INFORMATION
                               DECEMBER 9, 1998

     This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus (dated December 9, 1998). To obtain the Prospectus please call:

                        INVESTOR INFORMATION DEPARTMENT
                                1-800-662-7447

                               TABLE OF CONTENTS



                                                                            Page
                                                                           -----
Description of the Trust ...............................................    B-1
Investment Policies ....................................................    B-3
Massachusetts Risk Factors .............................................    B-7
Yield and Total Return .................................................    B-9
Share Price ............................................................    B-9
Purchase of Shares .....................................................    B-9
Redemption of Shares ...................................................   B-10
Investment Limitations .................................................   B-11
Management of the Trust ................................................   B-12
Fundamental Investment Management ......................................   B-15
Portfolio Transactions .................................................   B-15
Performance Measures ...................................................   B-16
Statement of Assets and Liabilities.....................................   B-20
Appendix A - Description of Municipal Bonds and their Ratings ..........   B-19

                           DESCRIPTION OF THE TRUST


ORGANIZATION

     The Trust was organized as a Delaware business trust on August 17, 1998. The Trust is registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as an open-end, non-diversified management investment company. It currently offers the following funds of shares:

VANGUARD MASSACHUSETTS TAX-EXEMPT FUND (THE "FUND").

     The Trust has the ability to offer additional Funds or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue for a single Fund or class of shares.

SERVICE PROVIDERS

     Custodian. First Union Bank PA 4943, 530 Walnut Street, Philadelphia, Pennsylvania 19106, serves as the Fund's custodian. The custodian is responsible for maintaining the Fund's assets and keeping all necessary accounts and records.

     Independent Public Accountant. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Trust's independent public accountant. The accountant audits the Trust's financial statements and provides other related services.

     Transfer Agent and Dividend Paying Agent. The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355, serves as the Fund's transfer agent and dividend paying agent.


                     CHARACTERISTICS OF THE TRUST'S SHARES

     Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of the Trust's shares, other than the possible future termination of the Trust or any of its Funds. The Trust or any of its Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, the Trust and its Funds will continue indefinitely.

     Shareholder Liability. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Trust will not be personally liable for payment of the Trust's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Trust obligation only if the Trust itself has no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     Dividend Rights. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a series, and will be paid ratably to all shareholders of the series (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     Voting Rights. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or Fund; or
(iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Trust's net assets, and to change any fundamental policy of the Trust. Shareholders of the Trust receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote of shareholders.

     Liquidation Rights. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the net assets of applicable Funds of the Trust.

     Preemptive Rights. There are no preemptive rights associated with the Trust.

     Conversion Rights. There are no conversion rights associated with the Trust.

     Redemption Provisions. The Trust's redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Information.

     Sinking Fund Provisions. The Trust has no sinking fund provisions.

     Calls or Assessment. The Trust's shares are fully paid and non-assessable.

                             TAX STATUS OF THE FUND

     The Fund qualifies as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, the Fund must comply with certain requirements. If the Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                              INVESTMENT POLICIES

     The following policies supplement the Fund's investment objective and policies set forth in the Prospectus.

     General. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in tax-exempt securities under normal market conditions. In addition, under normal market conditions, the Fund will invest at least 65% of its total assets in the securities of Massachusetts issuers.

     Futures Contracts and Options. The Fund may enter into bond futures contracts, options, and options on futures contracts for the following reasons: to simulate full investment, in the underlying securities while retaining a cash balance for Fund management purposes, to facilitate trading, to reduce transaction costs, or to seek higher investment returns from intermarket arbitrage opportunities when a futures contract is mispriced relative to the underlying security or index. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

     Most futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," "selling" a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. The Fund expects to earn interest income on its margin deposits.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the market value of the underlying securities.

     Under CFTC regulations, the Fund may use futures transactions for bona fide hedging purposes only, except that the Fund may establish non-hedging futures positions if the aggregate initial margin and premiums for such positions do not exceed five percent of the value of the Fund's assets.

     Although techniques other than the sale and purchase of futures contracts could be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of portfolio securities.

     Restrictions on the Use of Futures Contracts. The Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

     Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of the Fund are engaged in only for hedging purposes, the investment advisers do not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and experience a decline in the value of its portfolio securities. There is also the risk of losing the margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby prompt liquidation of future positions and subjecting some futures traders to substantial losses.

OTHER TYPES OF DERIVATIVES

     In addition to futures and options, the Fund may invest in other types of derivatives, including warrants, swap agreements and partnerships or grantor trust derivative products. Derivatives are instruments whose value is linked to or derived from an underlying security. Derivatives may be traded separately on exchanges or in the over-the-counter market, or they may be imbedded in securities. The most common imbedded derivative is the call option attached to or imbedded in a callable bond. The owner of a traditional callable bond holds a combination of a long position in a non-callable bond and a short position in a call option on that bond.

     Derivative instruments may be used individually or in combination to hedge against unfavorable changes in interest rates, or to take advantage of anticipated changes in interest rates. Derivatives may be structured with no or a high degree of leverage. When derivatives are used as hedges, the risk incurred is that the derivative instrument's value may change differently than the value of the security being hedged. This "basis risk" is generally lower than the risk associated with an unhedged position in the security being hedged. Some derivatives may entail liquidity risk, i.e., the risk that the instrument cannot be sold at a reasonable price in highly volatile markets. Leveraged derivatives used for speculation are very volatile, and therefore, very risky. However, the Fund will only utilize derivatives for hedging or arbitrage purposes, and not for speculative purposes. Over-the-counter derivatives involve a counterparty risk, i.e., the risk that the individual or institution on the other side of the agreement will not or cannot meet its obligations under the derivative agreement.

     Federal Tax Treatment of Futures Contracts. Except for transactions the Fund has identified as hedging transactions, the Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on futures held as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are imbedded to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. The Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.


     In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies. It is anticipated that any net gain realized from the closing out of futures contract will be considered qualifying income for purposes of the 90% requirement.


     The Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital realized on the Fund's other investments and shareholders will be advised on the nature of the payments.

     MUNICIPAL LEASE OBLIGATIONS

     The Fund may invest in municipal lease obligations. These securities are sometimes considered illiquid because of the inefficiency an thinness of the market in which they are traded. Under the supervision of the Fund's Board of Trustees, the Fixed Income Group may determine to treat certain municipal lease obligations as liquid, and therefore not subject to the Fund's 15% limit on illiquid securities. The factors that the Group may consider in making these liquidity determinations include: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to underwrite and make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) factors unique to a particular security, including general credit worthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the securities will be maintained throughout the time the security is held by the Fund.

     Turnover Rate. While the turnover rate is not a limiting factor when management deems changes appropriate, it is anticipated that the annual turnover rate for the Fund will not normally exceed 100%. A rate of turnover of 100% could occur, for example, if all the securities held by the Fund are replaced within a period of one year.

     Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

     The Fund may invest in restricted, privately placed securities that, under SEC rules, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities -- meaning that they could be difficult for the Fund to convert to cash if needed.

     If a substantial market develops for a restricted security held by the Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's Board of Trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the adviser's decisions. Several factors the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

     Repurchase Agreements. The Fund, along with other members of The Vanguard Group, Inc. (see page B-__ for a description of The Vanguard Group, Inc.), may invest in repurchase agreements with commercial banks, brokers or dealers, either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a money market instrument (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Trust's Board of Trustees monitors repurchase agreement transactions generally and has established guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement.

     Vanguard Interfund Lending Program. The SEC has issued an exemptive order permitting the Fund to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the SEC's exemptive order.

     Temporary Investments. The Fund may take temporary defensive measures that are inconsistent with the Fund's normal investment strategies in response to adverse market, economic, political or other conditions. Such measures could include investments in (a) notes issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Fund; (c) repurchase agreements involving any such securities; and (d) other money market instruments. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

                           MASSACHUSETTS RISK FACTORS

     The Fund invests primarily in obligations of the Commonwealth of Massachusetts and its local governments, including counties, cities, townships, special districts, agencies, and authorities. As a result of this investment focus, events in Massachusetts are likely to affect the Fund's investment performance. These events may include:

     o Public policy changes.

     o Economic and tax base erosion.

     o Limits on tax increases.

     o Budget deficits and other financial difficulties.

     o Changes in ratings assigned to municipal issuers.

Following is a brief summary of select Massachusetts factors affecting the fund; it does not represent a complete analysis of every material fact affecting Massachusetts debt obligations. The summary is based on a sampling of offering statements for the debt of Massachusetts issuers, data from independent rating agencies, and/or data reported in other public sources. The Fund has not independently verified this information, and will not update it during the year.

     Public Policy. Since 1990, there have been limitations on the amount of direct bonds that the Commonwealth may have outstanding in a fiscal year. In addition, there has been a 10% limit on the amount of the total appropriation in any fiscal year that may be expended for repayment of principal and payment of interest on general obligation debt of the Commonwealth. Each of these limitations may be changed by the Legislature.

     Economic and Tax Base. With an estimated population of 6.2 million, Massachusetts is currently the 13th most populous state in the nation. Over the last decade, the Commonwealth's population has increased by 3.1%, about one-third of the U.S. rate of growth. As of September, 1998, the Commonwealth's unadjusted unemployment rate was 3.3% and the Boston Metro area's was 2.7%, as compared to a national average of 4.6%. Per capita personal income in the Commonwealth has historically exceeded that of the U.S. and is currently 22% above the national average, third highest in the U.S. after Connecticut and New Jersey.

     Limits on Tax Increases. In Massachusetts, the tax on personal property and real estate is virtually the only source of tax revenues available to cities and towns to meet local costs. "Proposition 2 1/2," an initiative petition adopted by the voters of the Commonwealth on November 4, 1980, limits the power of Massachusetts cities and towns and certain tax-supported districts and public agencies to raise revenue from property taxes to support their operations, including the payment of certain debt service. Proposition 2 1/2 required many cities and towns to reduce their property tax levels to a stated percentage of the full and fair cash value of their taxable real estate and personal property. It also limited the amount by which the total property taxes assessed by a city or town might increase from year to year. Although the limitations of Proposition 2 1/2 on tax increases may be overridden and amounts for debt service and capital expenditures excluded from such limitation by the voters of the relevant municipality, Proposition 2 1/2 will continue to restrain significantly the ability of cities and towns to pay for local services. To offset shortfalls experienced by local governments as a result of Proposition 2 1/2, the Commonwealth has significantly increased direct local aid since 1981, but this aid may be reduced during times of fiscal stress.

     Fiscal Health. Certain cities and towns within the Commonwealth, and the Commonwealth itself, have at times experienced serious financial difficulties which have adversely affected their credit standing. While it last experienced a budget deficit in 1990, the Commonwealth has posted consistent surplus operations since then and currently enjoys a sound financial position. Fiscal year 1998 operating fund balances ended strong at over 10% of expenditures. However, Commonwealth debt levels remain above average. Per capita state debt of nearly $2,500 is third highest in the U.S., where the median is about $450. In addition, the Commonwealth currently has significant unfunded liabilities relating to its retirement systems. The aggregate amount of these liabilities was estimated at $6.720 billion in 1996. The Commonwealth's 1998 budget included an accelerated pension funding schedule designed to eliminate the Commonwealth's unfunded liability by 2018, down from 2028. However, total Commonwealth debt is expected to increase in the near term as bonds are issued for various capital needs, particularly the Boston Central Artery Project.

     Ratings Assigned to Municipal Issuers. In general, the ratings assigned to any municipal issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified; financial operations are sound; and the debt burden is reasonable. The average rating among American states for full faith and credit state debt is "Aa2" and "AA" by Moody's Investor Services and Standard & Poor's Corporation, respectively. Against this measure and the criteria listed above, the credit risk associated with direct obligations of the Commonwealth of Massachusetts and its agencies, including general obligation and revenue bonds, lease debt, and notes is now stable, but slightly above average at a full faith and credit rating of Aa3 (Moody's) and AA- (Standard & Poor's).

                             YIELD AND TOTAL RETURN
   The Fund had not yet commenced operations as of the date of this Statement of Additional Information.

                                  SHARE PRICE

     The Fund's share price, or "net asset value" per share, is calculated by dividing the total assets of the Fund, less all liabilities, by the total number of shares outstanding. The net asset value is determined as of the close of the New York Stock Exchange (the "Exchange") generally 4:00 p.m. Eastern time on each day the exchange is open for trading.

     Portfolio securities for which market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Short-term instruments (those acquired with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading of Vanguard Funds.

                              PURCHASE OF SHARES

     The purchase price of shares of the Fund is the net asset value per share next determined after the order is received. The net asset value per share is calculated as of the close of the New York Stock Exchange on each day the Exchange is open for business. An order received prior to the close of the Exchange will be executed at the price computed on the date of receipt; and an order received after the close of the Exchange will be executed at the price computed on the next day the Exchange is open.


     The Trust reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Trust, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Trust's shares.


TRADING SHARES THROUGH CHARLES SCHWAB

     The Fund has authorized Charles Schwab & Co., Inc. ("Schwab") to accept on its behalf purchase and redemption orders under certain terms and conditions. Schwab is also authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf subject to those terms and conditions. Under this arrangement, the Fund will be deemed to have received a purchase or redemption order when Schwab or, if applicable, Schwab's authorized designee, accepts the order in accordance with the Fund's instructions. Customer orders that are properly transmitted to the Fund by Schwab, or if applicable, Schwab's authorized designee, will be priced as follows:

     Orders received by Schwab at or before o p.m. Eastern time on any business day, will be sent to Vanguard that day and your share price will be based on the Fund's net asset value calculated at the close of trading that day. Orders received by Schwab after __ p.m. Eastern time, will be sent to Vanguard on the following business day and your share price will be based on the Fund's net asset value calculated at the close of trading that day.

                             REDEMPTION OF SHARES


     The Trust may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.


     No charge is made by the Fund for redemptions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund.

     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the Commission. Investors may incur brokerage charges on the sale of such securities so received in payment of redemptions.

     Signature Guarantees. To protect your account, the Trust and Vanguard from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Trust to verify the identity of a person who has authorized a redemption from your account. Signature guarantees are required in connection with: (1) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s); and (2) share transfer requests. These requirements are not applicable to redemptions in Vanguard's prototype plans except in connection with: (1) distributions made when the proceeds are to be paid to someone other than the plan participant; (2) certain authorizations to effect exchanges by telephone; and (3) when proceeds are to be wired. These requirements may be waived by the Trust in certain instances.

     Signature guarantees can be obtained from a bank, broker or any other guarantor that Vanguard deems acceptable. Notaries public are not acceptable guarantors.

     The signature guarantees must appear either: (1) on the written request for redemption; or (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed.


                       FUNDAMENTAL INVESTMENT LIMITATIONS

     The Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (i) 67% or more of the Fund's net asset value, so long as shares representing more than 50% of the Fund's net assets value are present or represented by proxy; or (ii) more than 50% of the Fund's net asset value.

     BORROWING. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of its net assets.

     COMMODITIES. The Fund may not invest in commodities, except that it may invest in bond futures contracts, bond options, and options on bond futures contracts.

     DIVERSIFICATION. With respect to 50% of its total assets, the Fund may not purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     INDUSTRY CONCENTRATION. The Fund may not invest more than 25% of its assets in any one industry.

     LOANS. The Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed, lending its portfolio securities, or through Vanguard's interfund lending program.

     REAL ESTATE. The Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.


     SENIOR SECURITIES. The Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     None of these limitations prevents the Trust from participating in The Vanguard Group ("Vanguard"). Because the Trust is a member of the Group, the Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Trust" for more information.

     The investment limitations set forth above are considered at the time investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

                            MANAGEMENT OF THE TRUST
OFFICERS AND TRUSTEES

     The Officers of the Trust manage its day-to-day operations and are responsible to the Trust's Board of Trustees. The Trustees set broad policies for the Trust and choose its Officers. The following is a list of the Trustees and Officers of the Trust and a statement of their present positions and principal occupations during the past five years. As a group, the Trust's Trustees and Officers own less than 1% of the outstanding shares of the Trust. Each Trustee also serves as a Director of the Vanguard Group, Inc., and as a Trustee of each of the 35 investment companies administered by Vanguard (34 in the case of Mr. Malkiel and 28 in the case of Mr. MacLaury). The mailing address of the Trustees and Officers of the Trust is Post Office Box 876, Valley Forge, PA 19482.

JOHN C. BOGLE, (DOB: 5/8/1929) Senior
Chairman and Trustee*
Senior Chairman and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in the The Vanguard Group; Director of The Mead Corp. (Paper Products), General Accident Insurance, and Chris-Craft Industries, Inc. (Broadcasting & Plastics Manufacturer).
JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer & Trustee* Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.
BARBARA BARNES HAUPTFUHRER, (DOB: 10/11/1928) Trustee
Director of The Great Atlantic and Pacific Tea Co. (Retail Stores), IKON Office Solutions, Inc. (Office Products), Raytheon Co.
(Defense/Electronics), Knight-Ridder, Inc. (Publishing), Massachusetts
Mutual Life Insurance Co., and Ladies Professional Golf Association; and Trustee Emerita of Wellesley College.
JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson and Johnson (Pharmaceuticals/Consumer Products),
Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., Women
First HealthCare, Inc. (Research and Education Institution), Recording for the Blind and Dyslexic, The Medical Center at Princeton, and Women's
Research and Education Institute.
BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova,
Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Southern New England Telecommunications Co.
ALFRED M. RANKIN, (DOB: 10/8/1941) Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO
Industries (Machinery/Coal/Appliances); Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals), and The Standard Products Co. (Rubber Products Company).

JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee
President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries (Machinery/Coal/Appliances), and Newfield Exploration Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O. WELCH, Jr., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.
J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Chairman and Chief Executive Officer of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), and The Mead Corp. (Paper Products); and Trustee of Vanderbilt University.
RAYMOND J. KLAPINSKY, (DOB: 12/7/1938)
Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group. THOMAS J. HIGGINS, (DOB: 5/21/1957)
Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of The Vanguard Group,
Inc. and of each of the investment companies in The Vanguard Group.
KAREN E. WEST, (DOB: 9/13/1946) Controller*
Principal of The Vanguard Group, Inc.; Controller of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.
------------------------
*Officers of the Trust are "interested persons" as defined in the Investment
 Company Act of 1940.

THE VANGUARD GROUP

     Vanguard Massachusetts Tax-Exempt Funds is a member of The Vanguard Group of Investment Companies, which consists of more than 30 investment companies (the "Trusts"). Through their jointly-owned subsidiary, The Vanguard Group, Inc. ("Vanguard"), the Trust and the other Trusts in Vanguard obtain at-cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard Trusts.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services, furnishings and equipment. Each Trust pays its share of Vanguard's total expenses which are allocated among the funds under methods approved by the Board of Trustees of each Trust. In addition, each Trust bears its own direct expenses such as legal, auditing and custodian fees. In order to generate additional revenues for Vanguard and thereby reduce the Trusts' expenses, Vanguard also provides certain administrative services to other organizations.

     The Trust's Officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the Trusts.

     Vanguard adheres to a Code of Ethics established pursuant to Rule 17j-l under the Investment Company Act of 1940. The Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain officers and employees of Vanguard who are considered access persons are permitted to engage in personal securities transactions. However, such transactions are subject to procedures and guidelines similar to, and in many cases more restrictive than, those recommended by a blue ribbon panel of mutual fund industry executives.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the Trusts. The amounts which each of the Trusts have invested are adjusted from time to time in order to maintain the proportionate relationship between each Trust's relative net assets and its contribution to Vanguard's capital. At November 30, 1998, the Trust had not yet commenced operations or contributed capital to Vanguard. The Trusts' Amended and Restated Funds' Service Agreement provides as follows: (a) each Vanguard Trust may invest up to .40% of its current assets in Vanguard, and (b) there is no other limitation on the dollar amount each Vanguard Trust may contribute to Vanguard's capitalization.

     Management. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Trusts by third parties.

     Distribution. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the Trusts in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The Trustees and Officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each Trust, and whether to organize new investment companies.
     One half of the distribution expenses of a marketing and promotional nature is allocated among the Trusts based upon relative net assets. The remaining one half of those expenses is allocated among the Trusts based upon each Trust's sales for the preceding 24 months relative to the total sales of the Trusts as a Group, provided, however, that no Trust's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Vanguard Group, and that no Trust shall incur annual distribution expenses in excess of 20/100 of 1% of its average month-end net assets.

     Investment Advisory Services. Vanguard also provides investment advisory services to several Vanguard Trusts. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the funds and Trusts utilizing these services.

TRUSTEE COMPENSATION

     INDEPENDENT TRUSTEES. The Trust compensates their independent Trustees -- that is, the ones who are not also officers of the Trust -- in three ways:

o The independent Trustees receive an annual fee for their service to the Funds, which is subject to reduction based on absences from scheduled Board meetings.

o The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

o Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. The annual fee is paid for ten years following retirement, or until each Trustee's death.

     "INTERESTED" TRUSTEES. The Trust's interested Trustees -- Messrs. Bogle and Brennan -- receive no compensation for their service in that capacity. However, they are paid in their role as officers of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides estimated compensation details for each of the Trustees. We list the amounts expected to be paid as compensation and accrued as retirement benefits by the Trust for each Trustee during the Trust's first fiscal year of operations. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard Trusts upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard Trusts.

                    VANGUARD MASSACHUSEETS TAX-EXEMPT FUNDS
                               COMPENSATION TABLE

                               AGGREGATE      PENSION OR RETIREMENT        ESTIMATED          TOTAL COMPENSATION
                              COMPENSATION     BENEFITS ACCRUED AS      ANNUAL BENEFITS    FROM ALL VANGUARD TRUSTS
NAMES OF TRUSTEES              FROM TRUST     PART OF TRUST EXPENSES    UPON RETIREMENT      PAID TO TRUSTEES (1)
--------------------          ------------    ----------------------    ---------------    ------------------------
John C. Bogle ..............      o                     o                      o                      o
John J. Brennan ............      o                     o                      o                      o
Barbara Barnes Hauptfuhrer..      o                     o                      o                      o
JoAnn Heffernan Heisen .....      o                     o                      o                      o
Robert E. Cawthorn (2) .....      o                     o                      o                      o
Bruce K. MacLaury ..........      o                     o                      o                      o
Alfred M. Rankin, Jr. ......      o                     o                      o                      o
John C. Sawhill ............      o                     o                      o                      o
James O. Welch, Jr. ........      o                     o                      o                      o
J. Lawrence Wilson .........      o                     o                      o                      o

(1) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 35 Vanguard Trusts (28 in the case of Mr. MacLaury).
(2)  Mr. Cawthorn has retired from the Trust's Board, effective May 31, 1998.

                             INVESTMENT MANAGEMENT

     The Fund receives all investment advisory services on an "internalized," at-cost basis from an experienced investment management staff employed directly by Vanguard, a subsidiary jointly owned by the Fund and the other Funds in The Vanguard Group of Investment Companies. The investment management staff is supervised by the Senior Officers of the Fund.

     The investment management staff is responsible for: maintaining the specified standards; making changes in specific issues in light of changes in the fundamental basis for purchasing such securities; and adjusting the Fund to meet cash inflow (or outflow), which reflects net purchases and exchanges of shares by investors (or net redemptions of shares) and reinvestment of the Fund's income.

     A change in securities held by the Fund is known as "turnover rate" and may involve the payment by the Fund of dealer mark-ups, underwriting commissions and other transaction costs on the sales of securities as well as on the reinvestment of the proceeds in other securities. The annual portfolio turnover rate for the Funds will be set forth under the heading "Financial Highlights" in the Fund's Prospectus. The turnover rate is not a limiting factor when management deems it desirable to sell or purchase securities. It is impossible to predict whether or not the turnover rate in future years will vary significantly from the rates in recent years.


                            PORTFOLIO TRANSACTIONS

HOW TRANSACTIONS ARE EFFECTED

     The types of securities in which the Fund invests are generally purchased and sold through principal transactions, meaning that the Fund normally purchases securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. Brokerage commissions are not paid on these transactions, although the purchase price for securities usually includes an undisclosed compensation. Purchases from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers typically include a dealer's mark-up (i.e., a spread between the bid and the asked prices).

HOW BROKERS AND DEALERS ARE SELECTED

     Vanguard's Fixed Income Group chooses brokers or dealers to handle the purchase and sale of the Fund's securities, and is responsible for getting the best available price and most favorable execution for all transactions. When the Fund purchases a newly issued security at a fixed price, the Group may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Fund to offset their management expenses. The Group is required to seek best execution of all transactions and is not authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction solely on account of the receipt of research or other services.

HOW THE REASONABLENESS OF BROKERAGE COMMISSIONS IS EVALUATED

     As previously explained, the types of securities that the Fund's purchases do not normally involve the payment of brokerage commissions. If any brokerage commissions are paid, however, the Fixed Income Group will evaluate their reasonableness by considering: (a) historical commission rates; (b) rates which other institutional investors are paying, based upon publicly available information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.

     Some securities considered for investment by the Fund may also be appropriate for other funds or clients served by the investment advisers. If purchase or sale of securities consistent with the investment policies of the Fund and one or more of these other funds or clients served by the investment advisers are considered at or about the same time, transactions in such securities will be allocated among the Fund and the several funds and clients in a manner deemed equitable by the respective investment adviser. Although there will be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Trust's Board of Trustees.

                             PERFORMANCE MEASURES


     Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member trusts of The Vanguard Group of Investment Companies.

     Each of the investment company members of The Vanguard Group, including Vanguard Massachusetts Tax-Exempt Funds, may from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--contains the stocks of 500 of the largest domestic companies.


STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALL CAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALL CAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE 5000 EQUITY INDEX--consists of more than 7,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 EQUITY INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

RUSSELL 3000 STOCK INDEX--a diversified portfolio of approximately 3,000 common stocks accounting for over 90% of the market value of publicly traded stocks in the U.S.

RUSSELL 2000 STOCK INDEX--composed of the 2,000 smallest stocks contained in the Russell 3000, representing approximately 7% of the Russell 3000 total market capitalization.

RUSSELL 2000(R) VALUE INDEX--contains stocks from the Russell 2000 Index with a less-than-average growth orientation.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

LEHMAN LONG-TERM TREASURY BOND--is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND--consists of over 4,500 U.S. Treasury, Agency and investment grade corporate bonds.

LEHMAN CORPORATE (Baa) BOND INDEX--all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $25 million outstanding. This index includes over 1,000 issues.

LEHMAN BROTHERS LONG-TERM CORPORATE BOND INDEX--is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa, with at least $50 million principal outstanding and maturity greater than 10 years.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield of four high-grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE INDEX--70% Standard & Poor's 500 Index and 30% NASDAQ Industrial
Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index.

COMPOSITE INDEX--65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN LONG-TERM CORPORATE AA OR BETTER BOND INDEX--consists of all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa-- or better. The Index has a market value of over $4 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB-- or better with maturities between 1 and 5 years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB-- or better with maturities between 5 and 10 years. The index has a market value of over $700 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB-- or better with maturities greater than 10 years. The index has a market value of over $900 billion.

LIPPER SMALL COMPANY GROWTH FUND AVERAGE--the average performance of small company growth funds as defined by Lipper Analytical Services, Inc. Lipper defines a small company growth fund as a fund that by prospectus or portfolio practice, limits its investments to companies on the basis of the size of the company. From time to time, Vanguard may advertise using the average performance and/or the average expense ratio of the small company growth funds. (This fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the Funds that constituted the Group at its inception.)

LIPPER BALANCED FUND AVERAGE--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Analtyical Services, Inc.

                     VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 2, 1998


Assets
      Cash..........................................$144,788.43

Liabilities.........................................None

Net Assets..........................................$144,788.43
                                                    ===========
Net asset value and offering price per share:
an unlimited number of shares of common stock
authorized with $.001 par value, 14,478.843 shares
issued and outstanding..............................     $10.00
                                                         ======

                                             PricewaterhouseCoopers LLP
                                             Thirty South Seventeenth Street
                                             Philadelphia, PA 19103-4094
                                             Telephone (215) 575 5000



                        Report of Independent Accountants



To the Shareholder and Board of
Trustees of Massachusetts Tax-Exempt Funds

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Massachusetts Tax-Exempt Funds (the "Fund") at December 2, 1998, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP
------------------------------
PricewaterhouseCoopers LLP
December 3, 1998


Note 1 - Organization

Vanguard Massachusetts Tax-Exempt Funds (the "Fund") is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund was organized as a Delaware business trust on August 17, 1998. The Fund has had no operations other than the sale of shares of common stock of the Fund, at an aggregate cost of $144,788.43, to a family member of an officer of the Fund, representing the Fund's initial capital. Costs incurred in connection with the organization and registration of the fund have been borne by The Vanguard Group, Inc. ("Vanguard"), a jointly-owned subsidiary of The Vanguard Group of Investment Companies. The Fund will receive all administrative and advisory services on an at-cost basis from Vanguard. These services will include corporate management, shareholder accounting and marketing and distributions services to the Fund.

        APPENDIX A -- DESCRIPTION OF MUNICIPAL BONDS AND THEIR RATINGS


     MUNICIPAL BONDS -- GENERAL. Municipal Bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal Bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loan to other public institutions and facilities.

     The two principal classifications of Municipal Bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Fund may also invest in tax-exempt industrial development bonds, short-term municipal obligations, demand notes and tax-exempt commercial papers.

     Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes.

     Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay in its discretion the outstanding principal of the note plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as a bank's prime rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. The demand notes in which the Fund will invest are payable on not more than 397 days' notice. Each note purchased by the Fund will meet the quality criteria set out above for the Fund.

     The yields of Municipal Bonds depend on, among other things, general money market conditions, conditions in the Municipal Bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent their opinions of the quality of the Municipal Bonds rated by them. It should be emphasized that such ratings are general and are not absolute stands of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields, while Municipal Bonds of the same maturity and coupon, but with different ratings may have the same yield. It will be the responsibility of the investment management staff to appraise independently the fundamental quality of the bonds held by the Fund.

     The Portfolios may purchase Municipal Bonds subject to so-called "demand features." In such cases the Portfolio may purchase a security that is nominally long-term but has many of the features of shorter-term securities. By virtue of this demand feature, the security will be deemed to have a maturity date that is earlier than its stated maturity date.

     From time to time proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Fund to achieve its investment objective. In that event, the Fund's Trustees and Officers would reevaluate its investment objective and policies and consider recommending to its shareholders changes in such objective and policies.

     Similarly, from time to time proposals have been introduced before State and local legislatures to restrict or eliminate the State and local income tax exemption for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of each Portfolio to achieve its respective investment objective. In that event, the Fund's Trustees and Officers would reevaluate its investment objective and policies and consider recommending to its shareholders changes in such objective and policies. (For more information please refer to "Risk Factors" on page B-7.)

     RATINGS. Excerpts from Moody's Investors Service, Inc.'s Municipal Bond ratings: Aaa -- judged to be of the "best quality" and are referred to as "gilt edge"; interest payments are protected by a large or by an exceptionally stable margin and principal is secure; Aa -- judged to be of "high quality by all standards" but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa-rated Municipal Bonds; together with Aaa group they comprise what are generally know as "high grade bonds"; A -- possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A-rated Municipal Bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa -- considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba -- protection of principal and interest payments may be very moderate; judged to have speculative elements; their future cannot be considered as well-assured; B -- lack characteristics of a desirable investment; assurance of interest and principal payments over any long period of time may be small; Caa -- poor standing; may be in default or there may be present elements of danger with respect to principal and interest; Ca -- speculative in a high degree; often in default; C -- lowest rated class of bonds; issues so rated can be regarded as having extremely poor prospects for ever attaining any real investment standing.

     Description of Moody's ratings of state and municipal notes: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used will be as follows:
MIG-1 -- Best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both; MIG-2 -- High quality with margins of protection ample although not so large as in the preceding group.

     Description of Moody's highest commercial paper rating: Prime-1 ("P-1") -- Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

     Excerpts from Standard & Poor's Corporation's Municipal Bond ratings: AAA -- has the highest rating assigned by S&P; extremely strong capacity to pay principal and interest; AA -- has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree; A -- has a strong capacity to pay principal and interest, although somewhat more susceptible to the adverse changes in circumstances and economic conditions; BBB -- regarded as having an adequate capacity to pay principal and interest; normally exhibit adequate protection parameters but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in A category; BB -- B - CCC -- CC predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of obligation; BB is being paid; D -- in default, and payment of principal and/or interest is in arrears.

     The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Excerpt from Standard & Poor's Corporation's rating of municipal note issues: SP-1+ -- very strong capacity to pay principal and interest; SP-1 -- strong capacity to pay principal and interest.

     Description of S&P's highest commercial papers ratings: A-1+ -- This designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- This designation indicates the degree of safety regarding timely payment is very strong.

                                    PART C
                    VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS
                               OTHER INFORMATION

ITEM 23. EXHIBITS



EXHIBIT           DESCRIPTION
---------------   -------------------------------------------------------------
 (a) ..........   Declaration of Trust**
 (b) ..........   By-Laws**
 (c) ..........   Not Applicable
 (d) ..........   Not Applicable
 (e) ..........   Not Applicable
 (f) ..........   Reference is made to the section entitled "Management of the
                  Trust" in Part B of this Registration Statement
 (g) ..........   Custodian Agreement*
 (h) ..........   Third Amended and Restated Funds' Service Agreement*
 (i) ..........   Legal Opinion*
 (j) ..........   Consent of Independent Accountants*
 (k) ..........   Not Applicable
 (l) ..........   Registrant represents that its initial stockholder has
                  provided assurance that this purchase was made for investment purposes and without any present intention of redeeming or reselling.
 (m) ..........   Not Applicable
 (n) ..........   Not Applicable
 (o) ..........   Not Applicable

------------
 * Filed Herewith
** Previously Filed

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

     Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

     The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     The Vanguard Group, Inc. ("Vanguard"), is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).


ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Not Applicable
     (b) Not Applicable
     (c) Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of the Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., Valley Forge, Pennsylvania 19482; and the Registrant's custodian, First Union National Bank, Philadelphia, Pennsylvania 19106.

ITEM 29. MANAGEMENT SERVICES
     Other than as set forth under the description of The Vanguard Group in Part B of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS

     Not Applicable

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 4th day of December, 1998.

                                                        HEIDI STAM
                                         BY: -----------------------------------
                                                       (Heidi Stam)
                                                     John J. Brennan*,
                                            Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

                 SIGNATURE                              TITLE                     DATE
------------------------------------------   ---------------------------   ------------------
                 HEIDI STAM                  Senior Chairman of the        December 4, 1998
BY: -----------------------------------        Board and Trustee
               (Heidi Stam)
              John C. Bogle*

                 HEIDI STAM                  Chairman, Chief Executive     December 4, 1998
BY: -----------------------------------      Officer and Trustee
                (Heidi Stam)
             John J. Brennan*

                 HEIDI STAM                  Trustee                       December 4, 1998
BY: -----------------------------------
               (Heidi Stam)
          Barbara B. Hauptfuhrer*

                 HEIDI STAM                  Trustee                       December 4, 1998
BY: -----------------------------------
               (Heidi Stam)
          JoAnn Heffernan Heisen*

                 HEIDI STAM                  Trustee                       December 4, 1998
BY: -----------------------------------
               (Heidi Stam)
            Burton G. Malkiel*

                 HEIDI STAM                  Trustee                       December 4, 1998
BY: -----------------------------------
               (Heidi Stam)
          Alfred M. Rankin, Jr.*

                 HEIDI STAM                  Trustee                       December 4, 1998
BY: -----------------------------------
               (Heidi Stam)
             John C. Sawhill*

                 HEIDI STAM                  Trustee                       December 4, 1998
BY: -----------------------------------
               (Heidi Stam)
           James O. Welch, Jr.*

                 HEIDI STAM                  Trustee                       December 4, 1998
BY: -----------------------------------
               (Heidi Stam)
            J. Lawrence Wilson*
                                                                           December 4, 1998
                 HEIDI STAM                  Treasurer and Principal
BY: -----------------------------------      Financial Officer and
               (Heidi Stam)                  Accounting Officer
            Thomas J. Higgins*

*By attached Power of Attorney.

                                POWER OF ATTORNEY


      Each person (as such term is defined in the Securities Act of 1933, as amended) whose signature appears below hereby constitutes and appoints Heidi Stam and R. Gregory Barton and each of them, with full power to act without the other, as the true and lawful attorney-in-fact and agent, with full and several power of substitution, of such undersigned person with authority to take any appropriate action to execute in the name of and on behalf of such undersigned person, and to file with the U.S. Securities and Exchange Commission (the "Commission"), any registration statements and any and all amendments (including without limitation post-effective amendments) to a registration statement, any and all applications for exemptive relief from state or federal regulations, and any and all amendments thereto, or any other forms of documents, including without limitation, any registration statement on Form N-14, and any and all amendments thereto, and to perform any and all such acts as such attorney-in-fact may deem necessary or advisable to enable the following named persons that are registered with the Commission (the "Registrants") to comply with the applicable laws of the United States, any individual state or similar jurisdiction of the United States, and in connection therewith to execute and file all requisite papers and documents, including but not limited to, applications, reports, notices, surety bonds, irrevocable consents and appointments of attorneys for service of process; granting to such attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act requisite and necessary to be done in connection therewith, as fully as the relevant Registrant and undersigned person might or could do herself, himself or itself or in person, hereby ratifying and confirming all that such attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof:

Vanguard Admiral Funds                     Vanguard Asset Allocation Fund
Vanguard Balanced Index Funds              Vanguard Bond Index Funds
Vanguard California Tax-Free Funds         Vanguard Convertible Securities Funds
Vanguard Equity Income Fund                Vanguard Explorer Fund
Vanguard Fixed Income Securities Funds     Vanguard Florida Insured Tax-Free Fund
Vanguard Horizon Funds                     Vanguard Index Funds
Vanguard Institutional Index Funds         Vanguard International Equity Index Funds
Vanguard Massachusetts Tax-Exempt Funds    Vanguard Money Market Reserves
Vanguard Morgan Growth Fund                Vanguard Municipal Bond Funds
Vanguard New Jersey Tax-Free Funds         Vanguard New York Tax-Free Funds
Vanguard Ohio Tax-Free Funds               Vanguard Pennsylvania Tax-Free Funds
Vanguard Preferred Stock Fund              Vanguard PRIMECAP Fund
Vanguard Quantitative Funds                Vanguard Specialized Funds
Vanguard STAR Funds                        Vanguard Tax-Managed Funds
Vanguard Treasury Fund                     Vanguard Trustees' Equity Fund
Vanguard Variable Insurance Funds          Vanguard Wellesley Income Fund
Vanguard Wellington Fund                   Vanguard Whitehall Funds
Vanguard Windsor Funds                     Vanguard World Fund

      Each of the undersigned persons has executed this Power of Attorney in the capacity and on the date indicated opposite the name of the undersigned person.

            NAME                        TITLE                              DATE
            ----                        -----                              ----
    /s/ JOHN C. BOGLE         Senior Chairman and Trustee           November 20, 1998
----------------------------
       John C. Bogle

   /s/ JOHN J. BRENNAN        Chairman, Chief Executive Officer     November 20, 1998
----------------------------  and Trustee
      John J. Brennan         (Principal Executive Officer)

  /s/ THOMAS J. HIGGINS
----------------------------  Principal and Treasurer               November 20, 1998
    Thomas J. Higgins         (Principal Financial and
                               Accounting Officer)

/s/ BARBARA B. HAUPTFUHRER    Trustee                               November 20, 1998
----------------------------
  Barbara B. Hauptfuhrer

/s/ JOANN HEFFERNAN HEISEN    Trustee                               November 20, 1998
----------------------------
  Joann Heffernan Heisen

/s/ BRUCE K. MACLAURY         Trustee                               November 20, 1998
----------------------------
  Bruce K. MacLaury*

/s/ BURTON G. MALKIEL         Trustee                               November 20, 1998
----------------------------
  Burton G. Malkiel**

/s/ ALFRED M. RANKIN, JR.     Trustee                               November 20, 1998
----------------------------
   Alfred M. Rankin, Jr.

/s/ JOHN C. SAWHILL           Trustee                               November 20, 1998
----------------------------
   John C. Sawhill

/s/ JAMES O. WELCH, JR.       Trustee                               November 20, 1998
----------------------------
  James O. Welch, Jr.

 /s/ J. LAWRENCE WILSON       Trustee                               November 20, 1998
----------------------------
   J. Lawrence Wilson

-----------------
The above-listed Trustees sit on the Board for each Registrant, except as follows:

* Mr. MacLaury does not serve as Trustee of Vanguard Municipal Bond Fund, Inc., Vanguard Florida Insured Tax-Free Fund, Vanguard California Tax-Free Fund, Vanguard New York Tax-Free Fund, Vanguard Pennsylvania Tax-Free Fund, Vanguard New Jersey Tax-Free Fund, Vanguard Ohio Tax-Free Fund and Vanguard Massachusetts High-Grade Fund.
** Mr. Malkiel does not serve as a Trustee of Vanguard Equity Income Fund.

Vanguard Admiral Funds                                  Vanguard Asset Allocation Fund

By:    /s/ JOHN J. BRENNAN                              By:    /s/ JOHN J. BRENNAN
   --------------------------------------                  --------------------------------------
Name:  John J. Brennan                                  Name:  John J. Brennan
Title: Chairman, Chief Executive Officer                Title: Chairman, Chief Executive Officer
       and Trustee                                             and Trustee
       (Principal Executive Officer)                           (Principal Executive Officer)

Vanguard Balanced Index Funds                           Vanguard Bond Index Funds

By:      /s/ JOHN J. BRENNAN                            By:    /s/ JOHN J. BRENNAN
   --------------------------------------                  --------------------------------------
Name:   John J. Brennan                                 Name:  John J. Brennan
Title:  Chairman, Chief Executive Officer               Title: Chairman, Chief Executive Officer
        and Trustee                                            and Trustee
        (Principal Executive Officer)                          (Principal Executive Officer)

Vanguard California Tax-Free Funds                      Vanguard Convertible Securities Fund

By:     /s/ JOHN J. BRENNAN                             By:    /s/ JOHN J. BRENNAN
   --------------------------------------                  --------------------------------------
Name:   John J. Brennan                                 Name:  John J. Brennan
Title:  Chairman, Chief Executive Officer               Title: Chairman, Chief Executive Officer
        and Trustee                                            and Trustee
        (Principal Executive Officer)                          (Principal Executive Officer)

Vanguard Equity Income Fund                             Vanguard Explorer Fund

By:    /s/ JOHN J. BRENNAN                              By:     /s/ JOHN J. BRENNAN
   --------------------------------------                  --------------------------------------
Name:  John J. Brennan                                  Name:   John J. Brennan
Title: Chairman, Chief Executive Officer                Title:  Chairman, Chief Executive Officer
       and Trustee                                              and Trustee
       (Principal Executive Officer)                            (Principal Executive Officer)

Vanguard Fixed Income Securities Funds                  Vanguard Florida Insured Tax-Free Fund

By:    /s/ JOHN J. BRENNAN                              By:     /s/ JOHN J. BRENNAN
   --------------------------------------                  --------------------------------------
Name:  John J. Brennan                                  Name:   John J. Brennan
Title: Chairman, Chief Executive Officer                Title:  Chairman, Chief Executive Officer
       and Trustee                                              and Trustee
       (Principal Executive Officer)                            (Principal Executive Officer)

Vanguard Horizon Funds                                  Vanguard Index Funds

By:    /s/ JOHN J. BRENNAN                              By:     /s/ JOHN J. BRENNAN
   --------------------------------------                  --------------------------------------
Name:  John J. Brennan                                  Name:   John J. Brennan
Title: Chairman, Chief Executive Officer                Title:  Chairman, Chief Executive Officer
       and Trustee                                              and Trustee
       (Principal Executive Officer)                            (Principal Executive Officer)

Vanguard Institutional Index Funds                      Vanguard International Equity Index Funds

By:     /s/ JOHN J. BRENNAN                             By:     /s/ JOHN J. BRENNAN
   --------------------------------------                  --------------------------------------
Name:  John J. Brennan                                  Name:   John J. Brennan
Title: Chairman, Chief Executive Officer                Title:  Chairman, Chief Executive Officer
       and Trustee                                              and Trustee
       (Principal Executive Officer)                            (Principal Executive Officer)

Vanguard Massachusetts Tax-Exempt Funds                 Vanguard Money Market Reserves

By:     /s/ JOHN J. BRENNAN                             By:     /s/ JOHN J. BRENNAN
   --------------------------------------                  --------------------------------------
Name:  John J. Brennan                                  Name:   John J. Brennan
Title: Chairman, Chief Executive Officer                Title:  Chairman, Chief Executive Officer
       and Trustee                                              and Trustee
       (Principal Executive Officer)                            (Principal Executive Officer)

Vanguard Morgan Growth Fund                             Vanguard Municipal Bond Funds

By:    /s/ JOHN J. BRENNAN                              By:     /s/ JOHN J. BRENNAN
   --------------------------------------                  --------------------------------------
Name:  John J. Brennan                                  Name:   John J. Brennan
Title: Chairman, Chief Executive Officer                Title:  Chairman, Chief Executive Officer
       and Trustee                                              and Trustee
       (Principal Executive Officer)                            (Principal Executive Officer)

Vanguard New Jersey Tax-Free Funds                      Vanguard New York Tax-Free Funds

By:    /s/ JOHN J. BRENNAN                              By:     /s/ JOHN J. BRENNAN
   --------------------------------------                  --------------------------------------
Name:  John J. Brennan                                  Name:   John J. Brennan
Title: Chairman, Chief Executive Officer                Title:  Chairman, Chief Executive Officer
       and Trustee                                              and Trustee
       (Principal Executive Officer)                            (Principal Executive Officer)

Vanguard Ohio Tax-Free Funds                            Vanguard Pennsylvania Tax-Free Funds

By:    /s/ JOHN J. BRENNAN                              By:     /s/ JOHN J. BRENNAN
   --------------------------------------                  --------------------------------------
Name:  John J. Brennan                                  Name:   John J. Brennan
Title: Chairman, Chief Executive Officer                Title:  Chairman, Chief Executive Officer
       and Trustee                                              and Trustee
       (Principal Executive Officer)                            (Principal Executive Officer)

Vanguard Preferred Stock Fund                           Vanguard PRIMECAP Fund

By:     /s/ JOHN J. BRENNAN                             By:     /s/ JOHN J. BRENNAN
   --------------------------------------                  --------------------------------------
Name:  John J. Brennan                                  Name:   John J. Brennan
Title: Chairman, Chief Executive Officer                Title:  Chairman, Chief Executive Officer
       and Trustee                                              and Trustee
       (Principal Executive Officer)                            (Principal Executive Officer)

Vanguard Quantitative Funds                             Vanguard Specialized Funds

By:    /s/ JOHN J. BRENNAN                              By:     /s/ JOHN J. BRENNAN
   --------------------------------------                  --------------------------------------
Name:  John J. Brennan                                  Name:   John J. Brennan
Title: Chairman, Chief Executive Officer                Title:  Chairman, Chief Executive Officer
       and Trustee                                              and Trustee
       (Principal Executive Officer)                            (Principal Executive Officer)

Vanguard STAR Funds                                     Vanguard Tax-Managed Funds

By:    /s/ JOHN J. BRENNAN                              By:     /s/ JOHN J. BRENNAN
   --------------------------------------                  --------------------------------------
Name:  John J. Brennan                                  Name:   John J. Brennan
Title: Chairman, Chief Executive Officer                Title:  Chairman, Chief Executive Officer
       and Trustee                                              and Trustee
       (Principal Executive Officer)                            (Principal Executive Officer)

Vanguard Treasury Fund                                  Vanguard Trustees' Equity Fund

By:    /s/ JOHN J. BRENNAN                              By:     /s/ JOHN J. BRENNAN
   --------------------------------------                  --------------------------------------
Name:  John J. Brennan                                  Name:   John J. Brennan
Title: Chairman, Chief Executive Officer                Title:  Chairman, Chief Executive Officer
       and Trustee                                              and Trustee
       (Principal Executive Officer)                            (Principal Executive Officer)

Vanguard Variable Insurance Funds                       Vanguard Wellesley Income Fund

By:    /s/ JOHN J. BRENNAN                              By:     /s/ JOHN J. BRENNAN
   --------------------------------------                  --------------------------------------
Name:  John J. Brennan                                  Name:   John J. Brennan
Title: Chairman, Chief Executive Officer                Title:  Chairman, Chief Executive Officer
       and Trustee                                              and Trustee
       (Principal Executive Officer)                            (Principal Executive Officer)

Vanguard Wellington Fund                                Vanguard Whitehall Funds

By:    /s/ JOHN J. BRENNAN                              By:     /s/ JOHN J. BRENNAN
   --------------------------------------                  --------------------------------------
Name:  John J. Brennan                                  Name:   John J. Brennan
Title: Chairman, Chief Executive Officer                Title:  Chairman, Chief Executive Officer
       and Trustee                                              and Trustee
       (Principal Executive Officer)                            (Principal Executive Officer)

Vanguard Windsor Funds                                  Vanguard World Fund

By:    /s/ JOHN J. BRENNAN                              By:     /s/ JOHN J. BRENNAN
   --------------------------------------                  --------------------------------------
Name:  John J. Brennan                                  Name:   John J. Brennan
Title: Chairman, Chief Executive Officer                Title:  Chairman, Chief Executive Officer
       and Trustee                                              and Trustee
       (Principal Executive Officer)                            (Principal Executive Officer)

      RESOLVED, that the proposed Power of Attorney, in substantially the form presented to this meeting, constituting and appointing Heidi Stam and R. Gregory Barton (each with full power to act alone) as attorneys-in-fact and agents for
(i) each of the Trustees, principal executive officer, and principal financial and accounting officer of the investment companies that are listed in the proposed Power of Attorney (each of such investment companies, a "Vanguard Fund"); and (ii) each of the Vanguard Funds, for the purpose of executing and filing for and on behalf of the Vanguard Funds all requisite papers and documents with the U.S. Securities and Exchange Commission and the offices of the securities administrators of the states and similar jurisdictions of the United States to comply with the applicable laws of the United States, any individual state or similar jurisdiction of the United States, is hereby approved and may be executed by each designated Trustee, officer and Vanguard Fund.

                                 CERTIFICATION

      THE UNDERSIGNED HEREBY CERTIFIES that I am the duly elected and qualified Secretary of each of the Vanguard Funds listed below, that attached hereto is a true and correct copy of a resolution duly adopted at meetings of the Board of Trustees of each such Vanguard Fund duly held on November 20, 1998, at which a quorum was present and voted throughout, and that such resolution has not been amended or rescinded and is now in full force and effect.

      IN WITNESS WHEREOF I have hereunto set my hand this 2nd day of December, 1998.


                                            /s/ Raymond J. Klapinsky
                                            --------------------------------
                                            Raymond J. Klapinsky



                               THE VANGUARD FUNDS

Vanguard Admiral Funds                        Vanguard Asset Allocation Fund
Vanguard Balanced Index Funds                 Vanguard Bond Index Funds
Vanguard California Tax-Free Funds            Vanguard Convertible Securities Fund
Vanguard Equity Income Fund                   Vanguard Explorer Fund
Vanguard Fixed Income Securities Funds        Vanguard Florida Tax-Free Funds
Vanguard Horizon Funds                        Vanguard Index Funds
Vanguard Institutional Index Funds            Vanguard International Equity Index Funds
Vanguard Massachusetts Tax-Exempt Funds       Vanguard Money Market Reserves
Vanguard Morgan Growth Fund                   Vanguard Municipal Bond Funds
Vanguard New Jersey Tax-Free Funds            Vanguard New York Tax-Free Funds
Vanguard Ohio Tax-Free Funds                  Vanguard Pennsylvania Tax-Free Funds
Vanguard Preferred Stock Fund                 Vanguard PRIMECAP Fund
Vanguard Quantitative Funds                   Vanguard Specialized Funds
Vanguard STAR Funds                           Vanguard Tax-Managed Funds
Vanguard Treasury Fund                        Vanguard Trustees' Equity Fund
Vanguard Variable Insurance Funds             Vanguard Wellesley Income Fund
Vanguard Wellington Fund                      Vanguard Whitehall Funds
Vanguard Windsor Funds                        Vanguard World Fund


                    VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

                               INDEX TO EXHIBITS


Custody Agreement ............................................ EX-99.BG
Third Amended and Restated Fund's Service Agreement .......... EX-99.BH
Legal Opinion ................................................ EX-99.BI
Consent of Independent Accountants ........................... EX-99.BJ